As filed with the Securities and Exchange Commission on March 22, 2019

Securities Act File No. 333-225588

Investment Company Act File No. 811-23325

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 7	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 8	☒

(Check appropriate box or boxes)

SIX CIRCLESsm TRUST

(Exact Name of Registrant Specified in Charter)

270 Park Avenue

New York, New York, 10017

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (212) 270-6000

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

With copies to:

Nora M. Jordan, Esq.
Abby L. Ingber, Esq.	Gregory S. Rowland, Esq.
J.P. Morgan Private Investments Inc.	Davis Polk & Wardwell LLP
4 New York Plaza, 19th Floor	450 Lexington Avenue
New York, NY 10004	New York, NY 10017

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b).
☐	60 days after filing pursuant to paragraph (a)(1).
☐	75 days after filing pursuant to paragraph (a)(2).
☒	on April 10, 2019 pursuant to paragraph (b).
☐	on (date) pursuant to paragraph (a)(1).
☐	on (date) pursuant to paragraph (a)(2).

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 7 to the Registration Statement (the “Amendment”) of Six Circles Trust (the “Trust”) relates only to the Six Circles Managed Equity Portfolio International Unconstrained Fund and Six Circles Managed Equity Portfolio U.S. Unconstrained Fund series of the Registrant, and incorporates by reference Parts A, B and C of Post-Effective Amendment No. 4 to the Registration Statement of the Trust (“PEA 4”), filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on November 30, 2018. This Amendment is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of designating April 10, 2019, as the new date upon which PEA 4 will become effective. The effectiveness of PEA 4 was previously delayed pursuant to Post-Effective Amendment No. 5, filed on February 11, 2019; and Post-Effective Amendment No. 6, filed on March 1, 2019.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Amendment to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 22nd day of March, 2019.

Six Circles Trust

By:	/s/ Mary Savino
Name:	Mary Savino
Title:	Trustee

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment has been signed below by the following persons in the capacities indicated on March 22, 2019.

/s/ Mary Savino
Mary Savino Trustee

/s/ Lisa Borders*
Lisa Borders Trustee

/s/ James P. Donovan*
James P. Donovan Trustee

/s/ Kevin Klingert*
Kevin Klingert Trustee

/s/ Neil Medugno*
Neil Medugno Trustee

/s/ Lauren Stack*
Lauren Stack Trustee

*By:
/s/ Mary Savino
Mary Savino** Attorney-in-Fact

**Executed by Mary Savino on behalf of each of the Trustees pursuant to Powers of Attorney dated June 12, 2018.